Condensed Financial Information of the Parent Company (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses
General and administrative expenses	$ 34,787	$ 34,538	$ 33,280
Total operating expenses	46,120	42,506	51,267
Loss from operations	488	8,745	(21,151)
Interest income	2,685	2,168	2,370
Other comprehensive income(loss), net of tax of nil
Foreign currency translation adjustments	(2,427)	2,686	2,024
Comprehensive income (loss) attributable to shareholders of Sinovac	(2,970)	9,812	(13,060)
Parent Company
Operating expenses
General and administrative expenses	2,466	2,710	3,170
Total operating expenses	2,466	2,710	3,170
Loss from operations	(2,466)	(2,710)	(3,170)
Interest income	759	755	879
Equity income (losses) of subsidiaries, net of tax	856	9,397	(12,562)
Net income (loss)	(851)	7,442	(14,853)
Other comprehensive income(loss), net of tax of nil
Foreign currency translation adjustments	(2,119)	2,370	1,793
Comprehensive income (loss) attributable to shareholders of Sinovac	$ (2,970)	$ 9,812	$ (13,060)